UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Fixed Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2009
(unaudited)

■  CREDIT SUISSE
GLOBAL FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report
April 30, 2009 (unaudited)

June 9, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 04/30/09

Fund and Benchmark	Performance
Common Class[1]	7.58%
Advisor Class[1]	7.66%
Class A1,2	7.52%
Class C1,2	7.11%
Barclays Capital Global Aggregate Bond Index[3]	6.68%

Performance for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: Volatile global markets lead to a flight to quality

The six-month period ending April 30, 2009, was a volatile one. The failure of Lehman Brothers brought the near collapse of the global financial system in late 2008. There were no countries or states spared from the impact of this crisis. However, the response from policymakers around the globe was unprecedented — with central banks launching various plans designed to relieve the financial crisis.

As the period progressed, the focus turned to the real economy as growth stalled across the G3 (the three largest countries in the European Union — namely, France, Germany and the United Kingdom). Additionally, Asia and other emerging markets saw their export markets plunge as deflation replaced inflation as the greater fear. The utilization of resources fell at an alarming rate and unemployment soared across the industrialized bloc.

Against this backdrop, investors shunned the riskier asset classes, preferring instead the safety of government debt.

Strategic Review and Outlook: Aggressive policy response may lead the United States out of recession first

For the six-month period ending April 30, 2009, the Fund's shares outperformed the Barclays Capital Global Aggregate Bond Index. Longer duration contributed to this outperformance. Additionally, the Fund's overweight position in European credit vs. U.S. credit also added to performance as spreads continued to widen in the United States. Conversely, the Fund's underweight position in U.S. 30-year bonds hurt performance, as this was the best performing sector. Further, as 30-year European bonds underperformed

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

their U.S. counterparts, the Fund's overweight position in them also detracted from performance.

In retrospect, the decision to reduce the allocation to U.S. bonds was made too early, as investors' flight to quality resulted in the U.S. bond market outperforming all other global markets. However, as the macro background improved, the U.S. market began to underperform, reinforcing our commitment to the strategy.

On the duration side, the Fund had a neutral-to-long profile for much of the period, with a longer-than-index duration providing some benefit. Nevertheless, the underweight allocation to the long end of the U.S. market was a distinct disadvantage as this area significantly outperformed the equivalent market in Europe where the Fund was more heavily positioned.

In terms of credit, U.S. high yield names were a drag on performance as the whole sector came under significant pressure. Corporate bonds, on the other hand, managed to recover somewhat although their spreads remain at historically wide levels. We reduced the Fund's overall allocation to credit over the period, preferring to focus on European names rather than U.S. ones. This helped our performance in the credit sector.

The Fund has undergone a change in market allocation as assets have rotated from an overweight allocation to the United States into an overweight allocation to Europe. The rationale for this move is the belief that, given the aggressive policy response, the United States will be among the first economies to emerge from recession and that this will likely result in the underperformance of U.S. bonds.

Additionally, the level of commitment to cheap financing has encouraged us to take the Fund to a longer-than-benchmark duration. This is achieved by having a higher concentration of long-dated, Euro denominated securities in the Fund than are in the index.

The past months have seen an escalation in the level and intensity of policy measures that, in our opinion, are getting closer to tackling the key issues that are plaguing the global financial system.

The collapse in global exports has been a central challenge that has led to production falling faster than demand. Currently, forward macro indicators suggest that perhaps the worst of the downturn may be over. And, although business survey data remains at exceptionally low levels, it seems that the risk of a depression has declined.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

Finally, this slight improvement in the macro landscape has seen corporate debt spreads tighten (relative to governments) as investors tentatively begin to reenter the corporate debt arena.

Credit Suisse Global Fixed Income Management Team

Joanne Gilbert
Kam T. Poon
Bryan Wallace

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(7.20)%	2.63%	4.95%	6.28%	11/01/90
Advisor Class	(7.21)%	2.61%	4.72%	4.89%	08/12/96
Class A Without Sales Charge	(7.47)%	2.39%	—	5.03%	11/30/01
Class A With Maximum Sales Charge	(11.90)%	1.40%	—	4.33%	11/30/01
Class C Without CDSC	(8.09)%	—	—	0.72%	04/29/05
Class C With CDSC	(8.95)%	—	—	0.72%	04/29/05

Average Annual Returns as of April 30, 20091

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	(4.63)%	3.63%	4.92%	6.32%	11/01/90
Advisor Class	(4.60)%	3.62%	4.68%	4.95%	08/12/96
Class A Without Sales Charge	(4.91)%	3.39%	—	5.13%	11/30/01
Class A With Maximum Sales Charge	(9.46)%	2.39%	—	4.43%	11/30/01
Class C Without CDSC	(5.56)%	—	—	0.96%	04/29/05
Class C With CDSC	(6.44)%	—	—	0.96%	04/29/05

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.89% for Common Class shares, 1.88% for Advisor Class shares, 2.14% for Class A shares and 2.89% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.95% for Common Class shares, 0.94% for Advisor Class shares, 1.20% for Class A shares and 1.95% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 2.45%. Total return for the Fund's Class C shares for the reporting period, based on offering price (including maximum contingent deferred sales charge of 1.00%), was 6.11%.

3  The Barclays Capital Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Barclays Capital Inc., including the U.S. Aggregate Bond Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index. Investors cannot invest directly in an index.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,075.80	$1,076.60	$1,075.20	$1,071.10
Expenses Paid per $1,000*	$4.89	$4.84	$6.17	$10.01
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,020.08	$1,020.13	$1,018.84	$1,015.12
Expenses Paid per $1,000*	$4.76	$4.71	$6.01	$9.74
	Common Class	Advisor Class	Class A	Class C
Annualized Expense Ratios*	0.95%	0.94%	1.20%	1.95%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Fixed Income Fund
Semiannual Investment Advisor's Report (continued)
April 30, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	47.4%
AA	17.8%
A	18.1%
BBB	11.0%
BB	0.3%
CCC	0.4%
NR	4.4%
Subtotal	99.4%
Short-Term Investment	0.6%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Global Fixed Income Fund
Schedule of Investments
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (97.8%)
Australia (2.9%)
Sovereign (2.9%)
1,710	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AA+, Aaa)	10/14/15	6.000	$1,306,173
TOTAL AUSTRALIA						1,306,173
Austria (5.8%)
Banks (5.8%)
1,000	USD	Oesterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	06/17/13	3.625	1,027,850
160,000	JPY	Oesterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, NR)	03/22/10	1.800	1,635,095
TOTAL AUSTRIA						2,662,945
Belgium (1.9%)
Sovereign (1.9%)
560	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	850,319
TOTAL BELGIUM						850,319
Bermuda (0.3%)
Insurance (0.3%)
130	USD	Everest Reinsurance Holdings, Inc. Senior Subordinated Notes	(BBB+, A3)	10/15/14	5.400	114,846
TOTAL BERMUDA						114,846
Canada (4.8%)
Pipelines (0.2%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A3)	01/15/15	4.875	69,948
Regional (Province) (1.9%)
1,000	CAD	Province of Quebec Canada, Series EMTN, Unsubordinated Notes	(A+, Aa2)	02/04/13	4.375	889,740
Sovereign (2.7%)
1,330	CAD	Canadian Government Bond	(AAA, Aaa)	06/01/17	4.000	1,219,669
TOTAL CANADA						2,179,357
Denmark (0.8%)
Oil & Gas (0.8%)
300	EUR	Dong Energy AS, Senior Unsecured Notes	(BBB+, Baa1)	06/29/12	3.500	388,689
TOTAL DENMARK						388,689
France (5.5%)
Banks (1.2%)
200	EUR	Cie de Financement Foncier	(AAA, Aaa)	02/11/11	3.875	269,239
200	EUR	Societe Generale, Series EMTN, Senior Subordinated Notes	(A+, Aa3)	05/28/10	5.625	269,794
						539,033

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
France
Diversified Telecommunication Services (0.3%)
100	EUR	SFR SA	(NR, NR)	07/18/12	3.375	$130,994
Engineering & Construction (0.4%)
150	EUR	Bouygues SA, Euro-zone Senior Unsecured Notes	(A-, NR)	07/03/15	6.125	203,422
Food (0.9%)
150	EUR	Casino Guichard-Perrachon SA, Series EMTN, Unsubordinated Notes	(BBB-, NR)	08/09/12	7.875	214,511
150	EUR	Groupe Danone, Series EMTN, Senior Unsecured Notes	(A-, A3)	05/06/15	5.500	205,537
						420,048
Gas (0.6%)
200	EUR	GDF Suez, Series EMTN, Senior Unsecured Notes	(A, Aa3)	01/24/14	6.250	291,308
Sovereign (2.1%)
720	EUR	France Government Bond OAT	(AAA, Aaa)	04/25/21	3.750	946,766
TOTAL FRANCE						2,531,571
Germany (15.5%)
Banks (5.6%)
120,000	JPY	Kreditanstalt fuer Wiederaufbau, Global Government Guaranteed Notes	(AAA, Aaa)	02/16/26	2.050	1,150,025
140,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,407,679
						2,557,704
Diversified Financials (0.1%)
50	EUR	Volkswagen Leasing GmbH, Series EMTN, Company Guaranteed Notes	(A-, A3)	10/18/12	4.875	66,070
Sovereign (9.8%)
300	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	07/04/10	5.250	416,580
250	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/12	5.000	359,807
250	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/16	3.500	345,141
1,150	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	07/04/16	4.000	1,628,786
1,300	EUR	Bundesrepublik Deutschland	(AAA, Aaa)	01/04/37	4.000	1,727,231
						4,477,545
TOTAL GERMANY						7,101,319
Ireland (1.2%)
Diversified Financials (1.2%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AA+, Aa2)	10/27/16	4.125	572,131
TOTAL IRELAND						572,131

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Italy (1.4%)
Banks (0.9%)
100	EUR	Intesa Sanpaolo SpA, Series EMTN, Senior Unsecured Notes	(AA-, Aa2)	04/28/11	5.000	$135,970
200	EUR	UniCredit SpA, Series EMTN, Senior Unsecured Notes	(A, Aa3)	02/12/13	4.875	272,447
						408,417
Oil & Gas (0.5%)
150	EUR	ENI SpA, Series EMTN	(AA-, Aa2)	01/20/14	5.875	216,590
TOTAL ITALY						625,007
Japan (3.6%)
Sovereign (3.6%)
190,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA, Aa1)	06/20/23	1.050	1,670,816
TOTAL JAPAN						1,670,816
Luxembourg (1.6%)
Diversified Financials (0.3%)
100	EUR	John Deere Bank SA, Series EMTN, Company Guaranteed Notes	(A, A2)	06/23/11	6.000	136,261
Machinery (0.6%)
200	EUR	ITW Finance Europe SA, Euro-zone Company Guaranteed Notes	(A+, A1)	10/01/14	5.250	250,221
Telecommunications (0.7%)
250	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB, Baa2)	03/15/11	4.000	326,282
TOTAL LUXEMBOURG						712,764
Malaysia (0.8%)
Oil & Gas (0.8%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A-, A1)	08/15/15	7.750	366,120
TOTAL MALAYSIA						366,120
Netherlands (6.1%)
Banks (0.6%)
300	EUR	ING Bank NV, Series EMTN, Subordinated Notes (Callable 5/29/18 @ $100)#	(A+, A1)	05/29/23	6.125	288,607
Beverages (0.8%)
250	EUR	Diageo Capital BV	(A-, A3)	07/01/13	5.500	349,016
Chemicals (0.4%)
150	EUR	Linde Finance BV, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	04/24/12	4.375	203,280

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Netherlands
Diversified Telecommunication Services (0.5%)
150	EUR	Deutsche Telekom International Finance BV, Euro-zone Company Guaranteed Notes	(BBB+, Baa1)	07/11/11	7.125	$214,058
Electric (0.5%)
150	EUR	E.ON International Finance BV, Euro-zone Company Guaranteed Notes	(A, A2)	09/08/15	5.250	207,624
Insurance (1.8%)
100	EUR	Allianz Finance II BV	(AA, Aa3)	03/06/13	5.000	136,450
550	EUR	Allianz Finance II BV, Euro-zone Company Guaranteed Notes	(AA, Aa3)	11/23/16	4.000	702,628
						839,078
Sovereign (1.5%)
500	CAD	Bank Nederlandse Gemeenten NV, Senior Unsubordinated Notes	(AAA, Aaa)	03/07/25	5.150	398,986
200	EUR	Government of the Netherlands	(NR, Aaa)	07/15/12	5.000	288,353
						687,339
TOTAL NETHERLANDS						2,789,002
Norway (4.0%)
Diversified Financials (4.0%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aa1)	06/21/10	1.800	1,843,124
TOTAL NORWAY						1,843,124
Spain (1.9%)
Banks (1.4%)
500	EUR	Banco Santander SA	(NR, Aaa)	02/06/14	3.500	648,973
Electric (0.5%)
150	EUR	Iberdrola Finanzas SAU, Series EMTN, Company Guaranteed Notes	(A-, A3)	11/25/15	7.500	228,005
TOTAL SPAIN						876,978
Sweden (0.6%)
Banks (0.2%)
100	EUR	Nordea Bank AB, Subordinated Notes, Series EMTN (Callable 09/10/13 @ $100.00)#	(A+, Aa2)	09/10/18	6.250	117,426
Telecommunications Equipment (0.4%)
150	EUR	Telefonaktiebolaget LM Ericsson, Series EMTN, Notes	(BBB+, Baa1)	06/27/17	5.375	174,464
TOTAL SWEDEN						291,890
United Kingdom (13.1%)
Agriculture (0.4%)
150	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	03/12/15	5.875	205,595

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United Kingdom
Banks (1.3%)
500	EUR	Bank of Scotland PLC, Series EMTN, Covered Notes	(AAA, Aaa)	07/13/16	4.375	$620,332
Diversified Telecommunication Services (0.7%)
150	EUR	OTE PLC, Series GMTN, Company Guaranteed Notes	(BBB, Baa2)	05/20/16	4.625	181,672
100	EUR	Vodafone Group PLC, Series EMTN, Senior Unsecured Notes	(A-, Baa1)	06/18/10	5.875	137,609
						319,281
Electric (0.5%)
150	EUR	Scottish & Southern Energy PLC, Series EMTN, Senior Unsecured Notes	(A, A2)	07/29/13	6.125	208,043
Food (0.3%)
100	EUR	Tesco PLC, Series EMTN, Senior Unsecured Notes	(A-, A3)	09/12/16	5.875	141,183
Pharmaceuticals (0.6%)
200	EUR	AstraZeneca PLC, Series EMTN, Senior Unsubordinated Notes	(AA-, A1)	11/12/10	4.625	272,694
Sovereign (8.1%)
1,505	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/12	5.000	2,417,115
800	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	1,291,412
						3,708,527
Tobacco (0.9%)
300	EUR	Imperial Tobacco Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB, Baa3)	02/17/16	8.375	410,255
Water Utilities (0.3%)
100	EUR	Severn Trent PLC	(A, A2)	03/11/16	5.250	131,367
TOTAL UNITED KINGDOM						6,017,277
United States (26.0%)
Agriculture (0.6%)
200	EUR	Cargill, Inc.	(A, A2)	04/29/13	4.375	257,152
Automobile Manufacturers (1.5%)
710	USD	Daimler North America Holding Corp., Global Company Guaranteed Notes	(A-, A3)	03/15/11	5.875	701,949
Banks (0.5%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A, A2)	03/29/49	6.189	227,636

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Diversified Financials (5.1%)
215	USD	American Express Co., Subordinated Notes (Callable 09/01/16 @ $100.00)#	(BB, Baa2)	09/01/66	6.800	$127,007
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A, A3)	11/15/10	5.350	212,015
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes‡	(BBB+, Baa2)	08/15/10	4.750	261,952
110	USD	GMAC LLC, Global Senior Unsecured Notes	(CCC, C)	05/15/09	5.625	108,817
36	USD	GMAC LLC, Series 144A, Company Guaranteed Notes‡	(CCC, NR)	12/01/14	6.750	26,669
200	USD	HSBC Finance Capital Trust IX, Company Guaranteed Notes (Callable 11/30/15 @ $100.00)#	(BBB, Baa1)	11/30/35	5.911	90,988
250	EUR	International Business Machines Corp., Series EMTN	(A+, A1)	01/30/14	6.625	366,670
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	167,353
550	EUR	JPMorgan Chase & Co., FDIC Guaranteed	(AAA, Aaa)	12/12/11	3.625	752,960
230	USD	The Goldman Sachs Group, Inc. Global Senior Unsecured Notes	(A, A1)	01/15/15	5.125	218,214
						2,332,645
Electric (0.3%)
130	USD	PacifiCorp, First Mortgage Notes	(A, A3)	11/15/11	6.900	142,919
Healthcare Services (0.6%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(A-, Baa1)	01/15/11	5.000	268,884
Household Products (0.7%)
250	EUR	The Procter & Gamble Co., Series EMTN, Senior Unsecured Notes	(AA-, Aa3)	05/12/14	4.500	342,041
Insurance (4.5%)
275	USD	American International Group, Inc., Global Senior Unsecured Notes	(A-, A3)	05/15/13	4.250	101,677
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aa2)	01/15/10	4.125	294,741
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Senior Unsecured Notes	(BBB, Baa3)	06/20/11	1.600	722,578
500	USD	Merna Reinsurance, Ltd., Rule 144A, Series A, Senior Secured Notes#‡	(NR, Aa2)	07/07/10	1.870	464,600
500	USD	Merna Reinsurance, Ltd., Rule 144A, Series B, Secured Notes#‡	(NR, A2)	07/07/10	2.970	456,600
						2,040,196
Lodging (0.1%)
200	USD	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Ca)	11/15/10	12.000	43,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
United States
Media (0.7%)
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB, Baa2)	11/15/16	5.875	$299,511
Mortgage Backed Securities (7.5%)
408	USD	Fannie Mae Pool #685200#	(AAA, Aaa)	03/01/18	5.000	424,804
1,110	USD	Fannie Mae Pool #735661#	(AAA, Aaa)	12/01/17	5.500	1,163,485
1,576	USD	Fannie Mae Pool #848193	(AAA, Aaa)	11/01/35	5.500	1,636,792
1,577	USD	Fannie Mae Series 2001-60, Class SM#	(AAA, Aaa)	06/25/30	7.563	98,580
124	USD	Federal Home Loan Pool #1J0867#	(AAA, Aaa)	01/01/38	5.169	128,098
						3,451,759
Oil & Gas (1.5%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	143,413
235	USD	Hess Corp., Senior Unsecured Notes	(BBB-, Baa2)	08/15/31	7.300	212,916
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB+, Baa1)	06/15/10	2.620	196,000
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	150,392
						702,721
Retail (0.3%)
140	USD	The Home Depot, Inc., Global Senior Unsecured Notes	(BBB+, Baa1)	03/01/16	5.400	134,663
Telecommunications Equipment (2.1%)
385	USD	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	345,246
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	302,812
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	335,925
						983,983
TOTAL UNITED STATES						11,929,059
TOTAL BONDS (Cost $46,830,215)						44,829,387
SHORT-TERM INVESTMENT (0.6%)
264	USD	State Street Bank and Trust Co. Euro Time Deposit (Cost $264,000)		05/01/09	0.010	264,000

TOTAL INVESTMENTS AT VALUE (98.4%) (Cost $47,094,215)	45,093,387
OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)	723,515
NET ASSETS (100.0%)	$45,816,902

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

MTN = Medium Term Note

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $1,771,941 or 3.9% of net assets.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2009.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro Currency

GBP = British Pound

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $47,094,215) (Note 2)	$45,093,387
Cash	782
Foreign currency at value (cost $274,446)	274,649
Interest receivable	641,066
Receivable for fund shares sold	334,303
Unrealized appreciation on forward currency contracts (Note 2)	247,024
Cash segregated at brokers for futures contracts	65,000
Prepaid expenses	17,988
Total Assets	46,674,199
Liabilities
Advisory fee payable (Note 3)	1,037
Administrative services fee payable (Note 3)	11,757
Shareholder servicing/Distribution fee payable (Note 3)	1,543
Unrealized depreciation on forward currency contracts (Note 2)	712,475
Payable for fund shares redeemed	42,594
Variation margin payable (Note 2)	9,928
Directors' fee payable	6,262
Other accrued expenses payable	71,701
Total Liabilities	857,297
Net Assets
Capital stock, $.001 par value (Note 6)	4,998
Paid-in capital (Note 6)	57,438,586
Accumulated net investment loss	(1,072,391)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(8,084,930)
Net unrealized depreciation on investments, futures contracts and foreign currency translations	(2,469,361)
Net Assets	$45,816,902
Common Shares
Net assets	$40,784,764
Shares outstanding	4,448,127
Net asset value, offering price and redemption price per share	$9.17
Advisor Shares
Net assets	$12,027
Shares outstanding	1,196
Net asset value, offering price and redemption price per share	$10.06
A Shares
Net assets	$4,106,916
Shares outstanding	448,498
Net asset value and redemption price per share	$9.16
Maximum offering price per share (net asset value/(1-4.75%))	$9.62
C Shares
Net assets	$913,195
Shares outstanding	100,052
Net asset value and offering price per share	$9.13

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$1,010,370
Dividends	96
Foreign taxes withheld	(1,104)
Total investment income	1,009,362
Expenses
Investment advisory fees (Note 3)	237,054
Administrative services fees (Note 3)	40,023
Shareholder servicing/Distribution fees (Note 3)
Class A	5,078
Class C	4,140
Transfer agent fees (Note 3)	57,561
Registration fees	36,190
Printing fees (Note 3)	22,689
Audit and tax fees	16,227
Custodian fees	12,817
Legal fees	12,119
Directors' fees	8,168
Insurance expense	927
Commitment fees (Note 4)	395
Interest expense (Note 4)	109
Miscellaneous expense	2,892
Total expenses	456,389
Less: fees waived (Note 3)	(221,971)
Net expenses	234,418
Net investment income	774,944
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized loss from investments	(953,068)
Net realized gain from futures contracts	580,464
Net realized gain from foreign currency transactions	1,002,969
Net change in unrealized appreciation (depreciation) from investments	3,051,252
Net change in unrealized appreciation (depreciation) from futures contracts	15,272
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,055,538)
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	2,641,351
Net increase in net assets resulting from operations	$3,416,295

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$774,944	$1,950,554
Net realized gain from investments, futures contracts and foreign currency transactions	630,365	3,566,575
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	2,010,986	(8,559,485)
Net increase (decrease) in net assets resulting from operations	3,416,295	(3,042,356)
From Dividends
Dividends from net investment income
Common Class shares	(2,788,572)	(3,107,933)
Advisor Class shares	(698)	(629)
Class A shares	(260,155)	(269,944)
Class C shares	(56,038)	(33,311)
Net decrease in net assets resulting from dividends	(3,105,463)	(3,411,817)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	6,741,466	19,269,864
Reinvestment of dividends	2,918,878	3,178,844
Net asset value of shares redeemed	(10,852,636)	(32,215,272)
Net decrease in net assets from capital share transactions	(1,192,292)	(9,766,564)
Net decrease in net assets	(881,460)	(16,220,737)
Net Assets
Beginning of period	46,698,362	62,919,099
End of period	$45,816,902	$46,698,362
Undistributed net investment income (loss)	$(1,072,391)	$1,258,128

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.09	$10.27	$9.79	$9.58	$10.42	$10.59
IINVESTMENT OPERATIONS
Net investment income[1]	0.15	0.35	0.33	0.30	0.27	0.27
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.55	(0.95)	0.40	0.11	(0.34)	0.70
Total from investment operations	0.70	(0.60)	0.73	0.41	(0.07)	0.97
LESS DIVIDENDS
Dividends from net investment income	(0.62)	(0.58)	(0.25)	(0.20)	(0.77)	(1.14)
Net asset value, end of period	$9.17	$9.09	$10.27	$9.79	$9.58	$10.42
Total return[2]	7.58%	(6.29)%	7.57%	4.38%	(1.07)%	9.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$40,785	$42,034	$57,151	$81,638	$114,697	$128,816
Ratio of expenses to average net assets	0.95%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.31%[3]	3.42%	3.37%	3.07%	2.66%	2.67%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.94%[3]	0.79%	0.70%	0.66%	0.64%	0.70%
Portfolio turnover rate	24%	62%	138%	79%	230%	224%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.91	$11.16	$10.61	$10.37	$11.21	$11.32
INVESTMENT OPERATIONS
Net investment income[1]	0.17	0.38	0.36	0.32	0.29	0.29
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.60	(1.05)	0.44	0.12	(0.36)	0.74
Total from investment operations	0.77	(0.67)	0.80	0.44	(0.07)	1.03
LESS DIVIDENDS
Dividends from net investment income	(0.62)	(0.58)	(0.25)	(0.20)	(0.77)	(1.14)
Net asset value, end of period	$10.06	$9.91	$11.16	$10.61	$10.37	$11.21
Total return[2]	7.66%	(6.34)%	7.55%	4.33%	(0.99)%	9.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$12	$11	$12	$11	$11	$11
Ratio of expenses to average net assets	0.94%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.32%[3]	3.42%	3.38%	3.07%	2.66%	2.67%
Decrease reflected in above operating expense ratio due to waivers/reimbursements	0.94%[3]	0.80%	0.70%	0.66%	0.64%	0.70%
Portfolio turnover rate	24%	62%	138%	79%	230%	224%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.08	$10.27	$9.78	$9.57	$10.41	$10.58
INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.33	0.31	0.27	0.23	0.24
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.55	(0.96)	0.40	0.12	(0.33)	0.70
Total from investment operations	0.69	(0.63)	0.71	0.39	(0.10)	0.94
LESS DIVIDENDS
Dividends from net investment income	(0.61)	(0.56)	(0.22)	(0.18)	(0.74)	(1.11)
Net asset value, end of period	$9.16	$9.08	$10.27	$9.78	$9.57	$10.41
Total return[2]	7.52%	(6.63)%	7.42%	4.13%	(1.32)%	9.37%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,107	$3,986	$5,120	$6,188	$15,788	$5,667
Ratio of expenses to average net assets	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	3.06%[3]	3.17%	3.13%	2.82%	2.41%	2.42%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.94%[3]	0.80%	0.70%	0.66%	0.64%	0.70%
Portfolio turnover rate	24%	62%	138%	79%	230%	224%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,			For the Period Ended
	(unaudited)	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$9.07	$10.25	$9.77	$9.57	$10.12
INVESTMENT OPERATIONS
Net investment income[2]	0.10	0.24	0.23	0.20	0.07
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	0.55	(0.94)	0.40	0.11	(0.57)
Total from investment operations	0.65	(0.70)	0.63	0.31	(0.50)
LESS DIVIDENDS
Dividends from net investment income	(0.59)	(0.48)	(0.15)	(0.11)	(0.05)
Net asset value, end of period	$9.13	$9.07	$10.25	$9.77	$9.57
Total return[3]	7.11%	(7.25)%	6.53%	3.27%	(4.93)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$913	$667	$637	$772	$745
Ratio of expenses to average net assets	1.95%[4]	1.95%	1.95%	1.95%	1.93%[4]
Ratio of net investment income to average net assets	2.29%[4]	2.42%	2.38%	2.07%	1.37%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.94%[4]	0.80%	0.70%	0.66%	0.64%[4]
Portfolio turnover rate	24%	62%	138%	79%	230%

1  For the period April 29, 2005 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

The Fund is authorized to offer four classes of shares: Common Class shares, Advisor Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Effective December 12, 2001, the Advisor Class closed to new investments. Although no further Advisor Class shares can be purchased, shareholders can redeem their shares through any available methods. Class A shares are sold subject to a front-end sales charge of 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$(467,128)
Level 2 – Other Significant Observable Inputs	45,093,387	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$45,093,387	$(467,128)

*Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

April 30, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation
AUD	1,500,000	USD	1,039,785	06/17/09	$1,039,785	$1,098,807	$59,022
CHF	1,000,000	EUR	659,131	06/17/09	879,778	885,094	5,316
DKK	1,845,251	EUR	246,949	06/17/09	316,838	317,561	723
EUR	1,100,000	USD	1,433,575	06/17/09	1,433,575	1,457,357	23,782
GBP	600,000	EUR	645,335	06/17/09	851,340	885,411	34,071
GBP	700,000	USD	1,017,169	06/17/09	1,017,169	1,037,231	20,062
GBP	575,000	USD	837,942	06/17/09	837,942	852,012	14,070
NOK	802,318	EUR	90,539	06/17/09	115,141	116,984	1,843
SEK	2,581,609	EUR	233,528	06/17/09	295,269	306,390	11,121
USD	955,941	EUR	700,000	06/17/09	(955,941)	(927,409)	28,532
USD	997,320	EUR	750,000	06/17/09	(997,320)	(993,653)	3,667
USD	1,824,627	JPY	175,000,000	06/17/09	(1,824,627)	(1,779,812)	44,815
Total							$247,024
Open Forward Foreign Currency Contracts with Unrealized Depreciation
EUR	1,522,147	AUD	3,000,000	06/17/09	1,947,967	1,767,001	(180,966)
EUR	1,032,180	CAD	1,700,000	06/17/09	1,320,931	1,257,194	(63,737)
EUR	1,849,998	GBP	1,700,000	06/17/09	2,367,534	2,299,551	(67,983)
EUR	700,000	USD	955,038	06/17/09	955,038	927,409	(27,629)
EUR	700,000	USD	943,362	06/17/09	943,362	927,409	(15,953)
EUR	250,000	USD	331,905	06/17/09	331,905	331,218	(687)
JPY	125,000,000	EUR	988,009	06/17/09	1,276,944	1,239,255	(37,689)
JPY	87,500,000	USD	897,059	06/17/09	897,059	889,906	(7,153)
JPY	44,615,400	USD	460,000	06/17/09	460,000	453,754	(6,246)
JPY	87,500,000	USD	890,304	06/17/09	890,304	889,906	(398)
USD	842,389	CHF	1,000,000	06/17/09	(842,389)	(878,579)	(36,190)
USD	7,900,000	EUR	6,126,073	06/17/09	(7,900,000)	(8,116,253)	(216,253)
USD	858,585	GBP	600,000	06/17/09	(858,585)	(889,055)	(30,470)
USD	874,920	GBP	600,000	06/17/09	(874,920)	(889,055)	(14,135)
USD	1,010,050	JPY	100,000,000	06/17/09	(1,010,050)	(1,017,036)	(6,986)
Total							$(712,475)

Currency Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro Currency
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
SEK = Swedish Krona
USD = United States Dollar

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2009, the Fund had the following open futures contracts:

Futures Contract	Number of Contracts Long	Expiration Date	Contract Amount	Contract Value	Unrealized (Depreciation)
U.K. Long Gilt 10 Year Bond Futures	14	06/26/2009	$2,503,548	$2,501,871	$(1,677)

K) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. At April 30, 2009, the Fund had no outstanding options contracts.

L) SWAPS — The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2009, the Fund had no outstanding swap contracts.

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, the Fund had no securities out on loan.

N) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2009, investment advisory fees earned and voluntarily waived were $237,054 and $221,971, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment adviser to the Fund. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. It is anticipated that, as of June 30, 2009, Credit Suisse U.K. will no longer serve as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2009, co-administrative services fees earned by CSAMSI were $21,335.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $18,688.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively. Common Class shares and Advisor Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2009, the Fund reimbursed Credit Suisse $41,000, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2009, CSAMSI and its affiliates advised the Fund that it retained $372 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $13,986 for its services by the Fund.

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, the Fund had no borrowing under the Credit Facility. During the six months ended April 30, 2009, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$393,143	0.712%	$685,000

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$10,903,039	$9,228,683	$142,208	$2,787,242

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $47,094,215, $2,094,077, $(4,094,905) and $(2,000,828), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Common Class shares, five hundred million shares are classified as Advisor Class shares, one billion as Class A shares and five hundred million

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	598,893	$5,552,883	1,719,756	$17,600,339
Shares issued in reinvestment of dividends	290,290	2,707,355	300,273	3,008,516
Shares redeemed	(1,066,307)	(9,806,579)	(2,957,189)	(29,918,511)
Net decrease	(177,124)	$(1,546,341)	(937,160)	$(9,309,656)
	Advisor Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	68	$698	58	$629
Net increase	68	$698	58	$629
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	92,744	$849,871	128,628	$1,306,450
Shares issued in reinvestment of dividends	19,463	181,317	16,295	163,009
Shares redeemed	(102,605)	(936,426)	(204,588)	(2,041,512)
Net increase (decrease)	9,602	$94,762	(59,665)	$(572,053)
	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	35,276	$338,712	35,974	$363,075
Shares issued in reinvestment of dividends	3,172	29,508	670	6,690
Shares redeemed	(11,908)	(109,631)	(25,205)	(255,249)
Net increase	26,540	$258,589	11,439	$114,516

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	4	56%
Advisor Class	1	99%
Class A	2	51%
Class C	3	56%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Note 9. Subsequent Event

On December 31, 2008, Credit Suisse, the corporate parent of the Funds' investment adviser, announced it had signed an agreement to sell part of its

Credit Suisse Global Fixed Income Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 9. Subsequent Event

Global Investors traditional asset management business to Aberdeen Asset Management ("Aberdeen"), an international investment management group, managing assets for both institutions and private individuals from offices around the world. Credit Suisse has stated that the transaction is subject to customary closing conditions, including regulatory approvals in various jurisdictions and approval by Aberdeen shareholders, and is expected to close in the second quarter of 2009.

The Fund's Board of Directors, including the Directors who are not "interested persons" of the investment manager and its affiliates or the Fund, and the Fund's shareholders approved: (i) the sub-advisory agreement with Aberdeen, and (ii) an Agreement and Plan of Reorganization between the Fund and the Aberdeen Funds which provided for the transfer of all the assets and liabilities of the Fund to the Aberdeen Global Fixed Income Fund.

On June 25, 2009 a Special Meeting of Shareholders of the Fund was held and the following matters were voted upon:

	For	Against	Abstain
(1) To approve an Agreement and Plan of Reorganization	2,224,201	126,993	285,900
(2) To approve an Investment Sub-Advisory Agreement	2,222,484	125,239	289,369

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreements (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Global Fixed Income Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.00% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse U.K. "). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.29% paid by the Fund after taking waivers and expense reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K. does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and Credit Suisse U.K. The Board reviewed background information about Credit Suisse and Credit Suisse U.K., including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and Credit Suisse U.K.'s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and Credit Suisse U.K. The Board also considered the particular expertise of Credit Suisse U.K. in managing the types of global investments that the Fund utilizes in its

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreements (unaudited) (continued)

investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreement, the Board also considered the benefits to the Fund of retaining Credit Suisse U.K. given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. would expand the universe of companies and countries from which investment opportunities could be sought.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreements (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, Credit Suisse U.K. and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and Credit Suisse U.K.'s businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, Credit Suisse U.K. and their affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's and Credit Suisse U.K.'s method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse and Credit Suisse U.K., and approving the Advisory Agreement and the investment advisory fees under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest of its Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was one of the lowest of the Fund's Expense Group.

•  The Fund's performance was above most of its peers in all periods for both the Performance Group and Performance Universe, and was the highest performing Fund in the Performance Group for the one, two and ten year periods.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and Credit Suisse U.K. and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by Credit Suisse U.K. under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

Credit Suisse Global Fixed Income Fund
Board Approval of Advisory Agreements (unaudited) (continued)

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Fixed Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Global Fixed Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Global Fixed Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GFI-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 6, 2009